Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee most recently engaged Compensia in July 2024 to provide compensation consulting services. At this time, Compensia provided services related to the review of our compensation levels and equity awards against peer practices and provided perspectives on board compensation trends, particularly with respect to the Company’s peer group. Compensia did not provide any services to the Company other than its engagement by the Compensation Committee.

On August 1, 2024, our Board revised and approved a director compensation policy, which provides to each of the non-employee directors (i) an annual retainer of $35,000, payable quarterly (ii) additional annual cash retainers, payable quarterly, for committee service as follows: (A) Chair of the Audit Committee: $20,000; (B) member of the Audit Committee: $10,000; (C) Chair of the Compensation Committee: $14,500; (D) member of the Compensation Committee: $7,300; (E) Chair of the Nominating and Corporate Governance Committee: $7,500; and (F) member of the Nominating and Corporate Governance Committee: $3,800; (iii) an initial grant of restricted stock units having a grant day value of $380,000, although a director may elect to receive half of the initial grant in nonqualified stock options, which initial grant shall vest over three years; (iv) an annual grant of restricted stock units having a grant day value of $177,500, which shall vest over four quarters; and (iv) travel expense reimbursement. Prior to August 1, 2024, our Board remained on the previous director compensation policy, where the annual retainer was $32,000 and annual grant of restrictive stock had a grant day value of $165,000, while everything else remained the same. In the event of a Change in Control (as defined in the 2022 Incentive Award Plan), any then-unvested initial grant or annual RSU grant will fully vest (and become exercisable, in the case of an option) as of immediately prior to the effective time of such transaction, subject to the outside director’s continuous board service through the effective date of such transaction.

The following table sets forth information regarding compensation earned by our non-employee directors for the year ended December 31, 2024.

Name	Fees Earned or Paid in Cash ($)	Stock Awards(1) ($)		Option Awards ($)	Total ($)
Eric Ball	64,600	166,779	(2)	—	231,379
Larry Marcus	65,500	166,779	(3)	—	232,279
Diana Sroka	43,500	166,779	(4)	—	210,279

(1)      The values reported here are the aggregate grant date fair values of such awards computed in accordance with FASB ASC Topic 718.

(2)      Eric Ball has 11,762 stock options and 22,938 Restricted Stock Awards unvested outstanding as of the end of the Company’s most recently completed fiscal year.

(3)      Lawrence Marcus has 27,946 Restricted Stock Awards unvested outstanding as of the end of the Company’s most recently completed fiscal year.

(4)      Diana Sroka has 11,762 Stock Options and 22,938 Restricted Stock Awards unvested outstanding as of the end of the Company’s most recently completed fiscal year.

Eric Ball [Member]
Awards Close in Time to MNPI Disclosures
Name	Eric Ball
Fair Value as of Grant Date	$ 231,379
Larry Marcus [Member]
Awards Close in Time to MNPI Disclosures
Name	Larry Marcus
Fair Value as of Grant Date	$ 232,279
Diana Sroka [Member]
Awards Close in Time to MNPI Disclosures
Name	Diana Sroka
Fair Value as of Grant Date	$ 210,279